Leases - Summary of leases liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [Roll Forward]
Beginning balance	$ 59,351,649	$ 63,184,128
Additions	5,318,533	4,657,950
Cancellations	(4,392,850)	(3,734,303)
Payments of principal	(7,362,686)	(7,622,403)
Accrued interest	4,304,918	4,773,883
Interests paid	(3,274,137)	(3,646,028)
Foreign Exchange	(2,813,852)	1,738,422
Ending balance	$ 51,131,575	$ 59,351,649